Inventory, Net (Details) - Schedule of inventory - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Finished goods (amounts related to VIE discontinued operations of $1,003,985 and $431,466)	$ 1,003,985	$ 431,466	$ 920,671
Work-in-process inventory grow (amounts related to VIE discontinued operations of $307,212 and $360,402)	307,212	360,402	351,762
Total inventory	$ 1,311,197	$ 791,868	$ 1,108,633